LONG-LIVED ASSETS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
LONG-LIVED ASSETS
LONG-LIVED ASSETS

5.  LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of our goodwill for the six months ended July 2, 2011 are presented below (in thousands):

Balance, beginning of period	$1,188,887
Acquisitions (see Note 2)	165,491
Translation adjustments	6,714
Balance, end of period	$1,361,092

Intangible assets, net

Identifiable intangible assets consisted of the following (in thousands):

July 2, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$572,361	$(155,326)	$417,035
Patents and technology	463,308	(139,396)	323,912
Trademarks and trade names	23,650	(586)	23,064
Distributor contracts and relationships	3,589	(898)	2,691
Non-compete agreements	3,663	(477)	3,186
	$1,066,571	$(296,683)	769,888
Indefinite-lived intangible assets:
Trademarks and trade names			430,443
Net identifiable intangible assets			$1,200,331

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$484,115	$(130,362)	$353,753
Patents and technology	447,437	(119,985)	327,452
Distributor contracts and relationships	789	(482)	307
Non-compete agreements	459	(129)	330
	$932,800	$(250,958)	681,842
Indefinite-lived intangible assets:
Trademarks and trade names			428,999
Net identifiable intangible assets			$1,110,841

Our definite-lived intangible assets are being amortized using the straight-line method over their remaining weighted average useful lives of 7.9 years for customer relationships, 10.8 years for patents and technology, 5.7 years for distributor rights and 9.7 years for trademarks and trade names. Based on our amortizable intangible asset balance as of July 2, 2011, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Remaining 2011	$49,151
2012	97,091
2013	91,148
2014	89,063
2015	84,570
Thereafter	358,865
$769,888

9.                                     LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of goodwill are presented in the table below (in thousands):

	Year Ended December 31,
	2010	2009
Balance, beginning of year	$1,191,497	$1,191,566
Acquisitions (see Note 4)	64	9,155
Sale of business (see Note 5)	—	(11,986)
Foreign currency translation	(2,674)	2,762
Balance, end of year	$1,188,887	$1,191,497

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer-based	$485,363	$(130,973)	$354,390
Technology-based	447,437	(119,985)	327,452
	$932,800	$(250,958)	681,842
Indefinite-lived intangible assets:
Trademarks and trade names			428,999
Net identifiable intangible assets			$1,110,841

December 31, 2009	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer-based	$490,587	$(97,067)	$393,522
Technology-based	458,732	(94,346)	364,386
	$949,321	$(191,413)	757,908
Indefinite-lived intangible assets:
Trademarks and trade names			429,769
Net identifiable intangible assets			$1,187,677

Our 2010 annual impairment test did not result in impairment to any of our indefinite-lived intangible assets. As a result of our 2009 annual impairment test, we determined that the fair value of two of our trade names were less than the carrying amount, resulting in an aggregate $7.0 million impairment charge, of which $3.9 million was related to our Bracing and Supports Segment, and $3.1 million was related to our Recovery Sciences Segment. As a result of our 2008 annual impairment test, we incurred an aggregate impairment charge of $22.4 million. We determined that the fair value of a trade name in our Recovery Sciences Segment was less than its carrying amount, resulting in impairment of $10.1 million, and another trade name in our Surgical Implant Segment was abandoned, resulting in an impairment charge $12.3 million. These impairment charges were included in amortization and impairment of intangible assets within the consolidated statements of operations for the years ended December 31, 2009 and 2008.

Our definite-lived intangible assets are being amortized using the straight-line method over their remaining weighted average useful lives of ten years for technology-based assets, and nine years for customer-based assets. Based on our amortizable intangible asset balances as of December 31, 2010, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Year Ending December 31,
2011	$77,005
2012	75,685
2013	69,752
2014	68,142
2015	64,132
Thereafter	327,126
$681,842

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2010	Goodwill	Intangible Assets, Net
Bracing and Supports Segment	$565,298	$700,953
Recovery Sciences Segment	495,999	353,323
International Segment	80,184	36,453
Surgical Implant Segment	47,406	20,112
	$1,188,887	$1,110,841

December 31, 2009	Goodwill	Intangible Assets, Net
Bracing and Supports Segment	$565,298	$729,490
Recovery Sciences Segment	495,999	394,993
International Segment	82,794	40,173
Surgical Implant Segment	47,406	23,021
	$1,191,497	$1,187,677

In the second quarter of 2010, we changed how we report our segment financial information to senior management. Prior to the second quarter of 2010, our Recovery Sciences and Bracing and Supports Segments were reported together as the Domestic Rehabilitation Segment. Segment information for all periods presented has been restated to reflect this change.